Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document period end date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Current Fiscal Year End Date	--12-31
Entity Address Line 1	155 University Avenue
Entity Address Line 2	Suite 750
Entity Address City or Town	Toronto
Entity Address State or Province	ON
Entity Address Postal Zip Code	M5H 3B7